Morgan Stanley Balanced Income Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2002

Dear Shareholder:

As 2002 began, the United States economy seemed to be showing preliminary signs of emerging from recession. While this trend continued throughout the first half of the year, the quality of the data was uneven. Initial jobless claims, for example, settled below 400,000 per week for about seven weeks during the first quarter, rose back above 400,000 for 10 weeks but again settled below the 400,000 level for the last five weeks of the review period. Several consumer-expenditure and consumer-confidence series posted strong gains through much of the period but fell for the last month or two.

Before the beginning of the period, both U.S. monetary and fiscal policy had become focused on stimulating economic growth. Although most analysts are inclined to believe that these policy adjustments will provide the foundation for an economic recovery, a series of accounting scandals and resulting equity-market weakness have created doubt about the economic outlook for the period ahead.

In January the stock market trended down. Factors weighing upon it included the failure of the U.S. government to pass a fiscal stimulus package and the growing awareness that a number of Fortune 500 companies, Enron and Tyco notable among them, had apparently allowed serious lapses to occur in corporate governance.

U.S. Treasury yields rose during the first few months of the review period, but then fell as accounting scandals and less robust economic data created doubts about the economic recovery. By the end of the period, the market reached lower yield levels than were historically consistent with an expected recovery in the economy. However, corporate yields and mortgage security yields remained generous relative to Treasury securities and offered good value for long-term investors.

Performance and Portfolio

For the six-month period ended July 31, 2002, Morgan Stanley Balanced Income Fund's Class A, B, C and D shares produced total returns of -2.90 percent, -3.35 percent, -3.36 percent and -2.88 percent, respectively. During the same period, the Standard & Poor's 500 Index(1) produced a total return of -18.73 percent and the Lehman Brothers U.S. Government/Credit Index(2)

---------------------
(1)The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)The Lehman Brothers U.S. Government/Credit Index, formerly the Lehman Brothers Government/Corporate Index, tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Balanced Income Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

produced a total return of 3.75 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's fixed-income portion benefited from a favorable interest-rate environment and generous yields on corporate bonds and mortgage-backed securities relative to Treasury notes. The Fund's equity portion was buoyed by the combination of its value-oriented investment style and its significant exposure to consumer cyclicals and industrials, two sectors that performed well during the year.

On July 31, 2002, approximately 66 percent of the Fund's assets were allocated to high-quality fixed-income securities and 34 percent to equities. Throughout the period under review, the fixed-income portion included substantial allocations to investment-grade corporate securities and mortgage-backed securities. These securities offered historically generous yields relative to Treasury securities at the beginning of the period and we believe that they continue to offer good value.

The Fund's equity component, which consists of 24 common stocks spread across 19 industry groups, was relatively fully invested. During the period, the Fund's equity component maintained its underexposure to high technology and high price-to-earnings (p/e) stocks, many of which underperformed during the period. Instead, the Fund's screening process led to overweightings in basic materials, capital goods and utilities, which enjoyed strong cash flows and attractive dividend yields. In addition, many of these sectors had positive earnings compared with the previous year's results.

Looking Ahead

We remain cautiously optimistic about the outlook for the U.S. economy and stock market. Since World War II, the average recession has lasted 10 months. If the current recession began in March 2001, as many economists now consider the case, this suggests that it may be nearly over. Furthermore, the U.S. stock market has historically risen as the Federal Reserve completes the process of lowering interest rates. The S&P 500 has appreciated 11 of the 12 times (on an annual basis) the Fed has stopped reducing rates since 1954. The Fed's January meeting was the first in a year that did not conclude with an interest-rate reduction. Although the Fed may lower rates further, they are already at historically low levels.

As valuations in the market trend toward more normalized levels we believe that the role of dividends will once again play an important part in the total return of investments. In this transitional period, we believe that the Fund's value-oriented investment style and focus on both

Morgan Stanley Balanced Income Fund
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

dividend-paying companies and investment-grade fixed-income securities could potentially prove beneficial should a recovery materialize in the months ahead.

We appreciate your ongoing support of Morgan Stanley Balanced Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Balanced Income Fund
FUND PERFORMANCE - JULY 31, 2002

           AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED JULY 31, 2002
--------------------------------------------------------------------------------

                CLASS A SHARES*
-----------------------------------------------
1 Year                     (3.20)%(1) (8.28)%(2)
5 Years                     4.94 %(1)  3.81 %(2)
Since Inception (7/28/97)   5.17 %(1)  4.04 %(2)
                CLASS C SHARES+
-----------------------------------------------
1 Year                     (3.87)%(1) (4.81)%(2)
5 Years                     4.15 %(1)  4.15 %(2)
Since Inception (3/28/95)   7.62 %(1)  7.62 %(2)
               CLASS B SHARES**
-----------------------------------------------
1 Year                     (3.92)%(1) (8.60)%(2)
5 Years                     4.11 %(1)  3.79 %(2)
Since Inception (7/28/97)   4.33 %(1)  4.17 %(2)
               CLASS D SHARES++
-----------------------------------------------
1 Year                     (2.91)%(1)
5 Years                     5.15 %(1)
Since Inception (7/28/97)   5.38 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C is
     1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Common Stocks (34.3%)
            Aluminum (1.2%)
  70,000    Alcoa, Inc. .................................................................   $  1,893,500
                                                                                            ------------
            Auto Parts: O.E.M. (1.3%)
 210,000    Delphi Corp. ................................................................      2,091,600
                                                                                            ------------
            Computer Processing Hardware (1.4%)
  30,000    International Business Machines Corp. .......................................      2,112,000
                                                                                            ------------
            Department Stores (1.8%)
  58,000    Sears, Roebuck & Co. ........................................................      2,735,860
                                                                                            ------------
            Discount Stores (1.5%)
  70,000    Target Corp. ................................................................      2,334,500
                                                                                            ------------
            Electric Utilities (3.1%)
  44,000    Exelon Corp. ................................................................      2,158,200
  85,000    FirstEnergy Corp. ...........................................................      2,613,750
                                                                                            ------------
                                                                                               4,771,950
                                                                                            ------------
            Financial Conglomerates (1.3%)
  60,000    Citigroup, Inc. .............................................................      2,012,400
                                                                                            ------------
            Food: Major Diversified (1.5%)
  55,000    PepsiCo, Inc. ...............................................................      2,361,700
                                                                                            ------------
            Forest Products (1.3%)
  35,000    Weyerhaeuser Co. ............................................................      2,056,250
                                                                                            ------------
            Household/Personal Care (1.4%)
  25,000    Procter & Gamble Co. (The)...................................................      2,224,750
                                                                                            ------------
            Industrial Conglomerates (4.6%)
  18,000    3M Co. ......................................................................      2,264,940
  80,000    General Electric Co. ........................................................      2,576,000
  34,000    United Technologies Corp. ...................................................      2,363,000
                                                                                            ------------
                                                                                               7,203,940
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
            Information Technology Services (1.4%)
  60,000    Electronic Data Systems Corp. ...............................................   $  2,206,200
                                                                                            ------------
            Integrated Oil (1.4%)
  45,000    BP PLC (ADR) (United Kingdom)................................................      2,088,000
                                                                                            ------------
            Major Banks (2.6%)
  30,000    Bank of America Corp. .......................................................      1,995,000
  80,000    KeyCorp......................................................................      2,100,800
                                                                                            ------------
                                                                                               4,095,800
                                                                                            ------------
            Major Telecommunications (1.6%)
  90,000    SBC Communications, Inc. ....................................................      2,489,400
                                                                                            ------------
            Motor Vehicles (1.0%)
  35,000    General Motors Corp. ........................................................      1,629,250
                                                                                            ------------
            Pharmaceuticals: Major (3.0%)
  95,000    Bristol-Myers Squibb Co. ....................................................      2,225,850
  95,000    Schering-Plough Corp. .......................................................      2,422,500
                                                                                            ------------
                                                                                               4,648,350
                                                                                            ------------
            Semiconductors (1.4%)
 115,000    Intel Corp. .................................................................      2,160,850
                                                                                            ------------
            Trucks/Construction/Farm Machinery (1.5%)
  55,000    Deere & Co. .................................................................      2,311,100
                                                                                            ------------
            Total Common Stocks (Cost $55,861,659).......................................     53,427,400
                                                                                            ------------
PRINCIPAL
AMOUNT IN                                                             COUPON   MATURITY
THOUSANDS                                                             RATE       DATE
---------                                                             ------   ----------
            Corporate Bonds (15.5%)
            Aerospace & Defense (0.9%)
$    240    Lockheed Martin Corp. ..................................   7.75%    05/01/26         266,331
     345    Raytheon Co. ...........................................   8.20     03/01/06         383,842
     260    Raytheon Co. ...........................................   8.30     03/01/10         294,255
     435    Systems 2001 Asset Trust -- 144A*.......................   6.664    09/15/13         469,796
                                                                                            ------------
                                                                                               1,414,224
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Airlines (0.4%)
$    175    America West Airlines...................................   7.10%    04/02/21    $    179,384
     357    Continental Airlines, Inc. .............................   6.90     01/02/18         336,028
      50    Continental Airlines, Inc. (Series 981A)................   6.648    09/15/17          46,350
      49    Continental Airlines, Inc. (Series 991A)................   6.545    02/02/19          45,270
      80    Southwest Airlines Co. .................................   5.496    11/01/06          82,233
                                                                                            ------------
                                                                                                 689,265
                                                                                            ------------
            Broadcasting (0.1%)
     205    Clear Channel Communications, Inc. .....................   7.65     09/15/10         192,970
                                                                                            ------------
            Cable/Satellite TV (0.3%)
     145    Comcast Cable Communications Inc. ......................   8.375    05/01/07         139,066
     370    Comcast Cable Communications Inc. ......................   6.75     01/30/11         319,934
     105    TCI Communications, Inc. ...............................   7.875    02/15/26          82,525
                                                                                            ------------
                                                                                                 541,525
                                                                                            ------------
            Computer Processing Hardware (0.2%)
     320    Sun Microsystems Inc. ..................................   7.65     08/15/09         330,755
                                                                                            ------------
            Department Stores (0.4%)
      50    Federated Department Stores, Inc. ......................   6.625    09/01/08          53,459
     270    Federated Department Stores, Inc. ......................   6.90     04/01/29         263,229
      80    May Department Stores Co., Inc. ........................   5.95     11/01/08          84,056
     335    May Department Stores Co., Inc. ........................   6.70     09/15/28         337,393
                                                                                            ------------
                                                                                                 738,137
                                                                                            ------------
            Drugstore Chains (0.2%)
     235    CVS Corp. ..............................................   5.625    03/15/06         244,418
                                                                                            ------------
            Electric Utilities (0.0%)
      65    Detroit Edison Co. .....................................   6.125    10/01/10          64,837
                                                                                            ------------
            Electrical Products (0.1%)
     240    Cooper Industries, Ltd. - 144A*.........................   5.25     07/01/07         245,073
                                                                                            ------------
            Finance/Rental/Leasing (1.2%)
     265    American General Finance Corp. .........................   5.875    07/14/06         279,892
     130    Ford Motor Credit Co. ..................................   7.25     10/25/11         127,898
     190    Hertz Corp. ............................................   7.625    08/15/07         195,571
      50    Hertz Corp. ............................................   7.40     03/01/11          48,100

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
$    115    Hertz Corp. ............................................   7.625%   06/01/12    $    111,552
     335    Household Finance Corp. ................................   8.00     07/15/10         341,820
     260    Household Finance Corp. ................................   6.75     05/15/11         245,806
     120    MBNA America Bank N.A...................................   7.75     09/15/05         129,861
     160    MBNA America Bank N.A...................................   6.50     06/20/06         165,327
     235    Prime Property Funding II - 144A*.......................   7.00     08/15/04         251,011
                                                                                            ------------
                                                                                               1,896,838
                                                                                            ------------
            Financial Conglomerates (2.9%)
     500    Associates Corp. of North America.......................   6.01     02/07/03         510,365
     500    Associates Corp. of North America.......................   6.25     11/01/08         535,641
      95    Boeing Capital Corp. ...................................   6.10     03/01/11          98,669
      50    Boeing Capital Corp. ...................................   5.80     01/15/13          50,209
     125    Chase Manhattan Corp. ..................................   6.00     02/15/09         129,038
     100    Equitable Companies, Inc. ..............................   7.00     04/01/28          96,454
     675    General Electric Capital Corp. .........................   6.75     03/15/32         672,478
     225    General Motors Acceptance Corp. ........................   6.875    09/15/11         222,363
     465    General Motors Acceptance Corp. ........................   8.00     11/01/31         463,214
     440    J.P. Morgan Chase & Co. ................................   5.35     03/01/07         448,804
      90    J.P. Morgan Chase & Co. ................................   6.625    03/15/12          93,756
     635    Prudential Holdings, LLC (Series FSA)...................   7.245    12/18/23         679,342
     450    Prudential Holdings, LLC - 144A*........................   8.695    12/18/23         495,644
                                                                                            ------------
                                                                                               4,495,977
                                                                                            ------------
            Food Retail (0.3%)
     265    Kroger Co. .............................................   6.80     04/01/11         281,881
     205    Kroger Co. .............................................   7.70     06/01/29         224,083
                                                                                            ------------
                                                                                                 505,964
                                                                                            ------------
            Forest Products (0.1%)
     110    Weyerhaeuser Co. - 144A*................................   6.75     03/15/12         114,382
                                                                                            ------------
            Gas Distributors (0.1%)
     130    Consolidated Natural Gas Co. ...........................   6.25     11/01/11         131,621
                                                                                            ------------
            Home Building (0.2%)
     160    Centex Corp. ...........................................   7.875    02/01/11         176,704
      90    Centex Corp. ...........................................   7.50     01/15/12          97,795
                                                                                            ------------
                                                                                                 274,499
                                                                                            ------------
            Home Furnishings (0.1%)
      95    Mohawk Industries, Inc. - 144A*.........................   7.20     04/15/12         103,055
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Home Improvement Chains (0.2%)
$    255    Lowe's Companies, Inc. .................................   8.25%    06/01/10    $    298,369
      90    Lowe's Companies, Inc. .................................   6.50     03/15/29          88,759
                                                                                            ------------
                                                                                                 387,128
                                                                                            ------------
            Hospital/Nursing Management (0.2%)
     355    Tenet Healthcare Corp. .................................   6.875    11/15/31         336,403
                                                                                            ------------
            Hotels/Resorts/Cruiselines (0.4%)
     190    Hyatt Equities LLC - 144A*..............................   6.875    06/15/07         195,534
     475    Marriott International, Inc. (Series E).................   7.00     01/15/08         511,434
                                                                                            ------------
                                                                                                 706,968
                                                                                            ------------
            Industrial Conglomerates (0.5%)
     355    Honeywell International, Inc. ..........................   6.125    11/01/11         369,823
     345    United Technologies Corp. ..............................   6.10     05/15/12         366,829
                                                                                            ------------
                                                                                                 736,652
                                                                                            ------------
            Integrated Oil (0.1%)
     205    Conoco Inc. ............................................   6.95     04/15/29         212,346
                                                                                            ------------
            Investment Banks/Brokers (0.7%)
     335    Credit Suisse F/B USA, Inc. ............................   5.875    08/01/06         350,517
     470    Goldman Sachs Group Inc. ...............................   6.875    01/15/11         493,398
     200    Goldman Sachs Group Inc. ...............................   6.60     01/15/12         208,120
                                                                                            ------------
                                                                                               1,052,035
                                                                                            ------------
            Life/Health Insurance (1.0%)
     185    American General Corp. .................................   7.50     07/15/25         209,062
      90    Hartford Life...........................................   7.375    03/01/31          95,180
     295    John Hancock............................................   7.375    02/15/24         308,682
     250    Metropolitan Life Insurance Co. ........................   7.80     11/01/25         265,123
     300    Nationwide Mutual Insurance Co. ........................   7.50     02/15/24         285,111
     100    Nationwide Mutual Insurance Co. - 144A*.................   8.25     12/01/31         100,201
     250    New England Mutual Life Insurance Co. (Series DTC)......   7.875    02/15/24         268,145
                                                                                            ------------
                                                                                               1,531,504
                                                                                            ------------
            Major Banks (0.2%)
     230    Bank One Corp. .........................................   6.00     02/17/09         238,558
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Major Telecommunications (0.7%)
$    180    ALLTEL Corp. ...........................................   7.00%    07/01/12    $    183,238
     370    AT&T Corp. - 144A*......................................   8.00     11/15/31         303,400
     315    GTE Corp. ..............................................   6.94     04/15/28         248,901
     300    Verizon New England Inc. ...............................   6.50     09/15/11         285,864
                                                                                            ------------
                                                                                               1,021,403
                                                                                            ------------
            Managed Health Care (0.6%)
     445    Aetna, Inc. ............................................   7.875    03/01/11         477,249
     290    Cigna Corp. ............................................   6.375    10/15/11         301,961
     195    Wellpoint Health Network, Inc. .........................   6.375    06/15/06         209,407
                                                                                            ------------
                                                                                                 988,617
                                                                                            ------------
            Media Conglomerates (0.3%)
     110    News America Holdings, Inc. ............................   8.875    04/26/23         109,613
      35    News America Holdings, Inc. ............................   7.75     02/01/24          31,143
     380    News America Holdings, Inc. ............................   7.28     06/30/28         316,061
                                                                                            ------------
                                                                                                 456,817
                                                                                            ------------
            Motor Vehicles (0.9%)
     140    DaimlerChrysler North American Holdings Co. ............   7.20     09/01/09         147,976
     305    DaimlerChrysler North American Holdings Co. ............   8.50     01/18/31         344,185
      90    Ford Motor Co...........................................   6.625    10/01/28          73,340
     845    Ford Motor Co. .........................................   7.45     07/16/31         757,368
                                                                                            ------------
                                                                                               1,322,869
                                                                                            ------------
            Multi-Line Insurance (0.7%)
     285    AIG SunAmerica Global Finance - 144A*...................   6.30     05/10/11         301,764
     670    Farmers Exchange Capital - 144A*........................   7.05     07/15/28         492,231
     265    Hartford Financial Services Group, Inc. ................   7.90     06/15/10         303,401
                                                                                            ------------
                                                                                               1,097,396
                                                                                            ------------
            Property - Casualty Insurers (0.3%)
     425    Florida Windstorm Underwriting Assoc. - 144A*...........   7.125    02/25/19         448,122
                                                                                            ------------
            Pulp & Paper (0.2%)
     135    MeadWestvaco Corp. .....................................   6.85     04/01/12         142,898
     100    Sappi Papier Holding AG - 144A* (Austria)...............   6.75     06/15/12         103,905
                                                                                            ------------
                                                                                                 246,803
                                                                                            ------------
            Real Estate Development (0.2%)
     247    World Financial Properties - 144A*......................   6.95     09/01/13         260,234
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            Real Estate Investment Trusts (0.6%)
$    135    EOP Operating L.P. .....................................   6.763%   06/15/07    $    143,333
     225    EOP Operating L.P. .....................................   7.25     06/15/28         215,410
      50    EOP Operating L.P.......................................   7.50     04/19/29          49,199
     290    Simon Property Group L.P. ..............................   6.375    11/15/07         304,979
     170    Vornado Realty Trust....................................   5.625    06/15/07         172,980
                                                                                            ------------
                                                                                                 885,901
                                                                                            ------------
            Services to the Health Industry (0.2%)
      90    Anthem Insurance - 144A*................................   9.125    04/01/10         103,643
     165    Anthem Insurance - 144A*................................   9.00     04/01/27         187,980
                                                                                            ------------
                                                                                                 291,623
                                                                                            ------------
            Total Corporate Bonds (Cost $23,803,199).....................................     24,204,919
                                                                                            ------------
            Foreign Government Obligations (0.3%)
     110    United Mexican States (Mexico)..........................   8.375    01/14/11         113,410
     270    United Mexican States (Mexico)..........................   7.50     01/14/12         266,625
     120    United Mexican States (Mexico)..........................   8.30     08/15/31         111,120
                                                                                            ------------
            Total Foreign Government Obligations (Cost $506,680).........................        491,155
                                                                                            ------------
            U.S. Government & Agency Obligations (34.8%)
            Federal National Mortgage Assoc
   1,000    ........................................................   6.55     11/21/07       1,011,858
   1,050    ........................................................   6.625    11/15/30       1,137,197
            Resolution Funding Corp. (Coupon Strips)
   1,500    **......................................................   0.00     10/15/04       1,419,010
   1,300    **......................................................   0.00     01/15/06       1,165,943
   3,000    **......................................................   0.00     01/15/08       2,423,289
     740    Tennessee Valley Authority **...........................   0.00     10/15/04         692,623
            U.S. Treasury Bond
   2,500    ........................................................   7.625    02/15/25       3,200,487
   1,100    **......................................................   8.125    08/15/19       1,445,641
   1,750    ........................................................   8.125    08/15/21       2,316,699
   1,150    **......................................................   8.75     08/15/20       1,601,554
            U.S. Treasury Note
   4,350    ........................................................   3.50     11/15/06       4,379,058
   9,245    ........................................................   6.75     05/15/05      10,243,534
   7,550    ........................................................   6.50     02/15/10       8,661,269
   4,845    **......................................................   7.50     02/15/05       5,434,729
   5,000    ........................................................   7.875    11/15/04       5,603,710

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
            U.S. Treasury Strip
$  3,000    ........................................................   0.00%    05/15/11    $  1,980,690
   4,190    **......................................................   0.00     08/15/20       1,485,975
                                                                                            ------------
            Total U.S. Government & Agency Obligations (Cost $52,174,290)................     54,203,266
                                                                                            ------------
            U.S. Government Agency Mortgage-Backed Securities (12.6%)
   2,525    Federal Home Loan Mortgage Corp. .......................   7.50          ***       2,659,141
            Federal National Mortgage Assoc.
     590    ........................................................   7.00     07/01/11-        622,031
                                                                                06/01/12
   3,000    ........................................................   7.00          ***       3,115,313
     832    ........................................................   7.50     08/01/23-        876,670
                                                                                05/01/27
   2,650    ........................................................   7.50          ***       2,792,438
   2,599    ........................................................   8.00     05/01/24-      2,767,062
                                                                                08/01/31
   2,500    ........................................................   8.00          ***       2,661,719
            Government National Mortgage Assoc. I
     136    ........................................................   7.00     04/15/24-        142,396
                                                                                02/15/28
   2,100    ........................................................   7.00          ***       2,192,532
     594    ........................................................   7.50     08/15/25-        627,976
                                                                                10/15/26
     193    ........................................................   8.00     06/15/26-        206,223
                                                                                07/15/26
     973    Government National Mortgage Assoc. II..................   7.00     02/20/26-      1,012,824
                                                                                06/20/27
                                                                                            ------------
            Total U.S. Government Agency Mortgage-Backed Securities (Cost $19,410,849)...     19,676,325
                                                                                            ------------
            Collateralized Mortgage Obligations (0.6%)
            Federal National Mortgage Assoc
     493    ........................................................   5.50     06/25/08         503,628
     456    ........................................................   6.70     08/17/02         455,809
                                                                                            ------------
            Total Collateralized Mortgage Obligations (Cost $971,413)....................        959,437
                                                                                            ------------
            Asset-Backed Securities (5.9%)
            Finance/Rental/Leasing (5.4%)
     500    BMW Vehicle Owner Trust 2002-A..........................   2.83     12/25/04         503,602
     315    Chase Credit Card Master Trust..........................   5.50     11/17/08         333,947
     450    Chase Manhattan Auto Owner Trust 2002-A.................   2.63     10/15/04         451,942
     800    Chase Manhattan Auto Owner Trust 2002-B.................   2.70     01/18/05         804,733
     300    Citibank Credit Card Issuance Trust.....................   6.90     10/15/07         329,956

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE         VALUE
--------------------------------------------------------------------------------------------------------
$    500    Daimler Chrysler Auto Trust 2000-E......................   6.11%    11/08/04    $    514,832
     800    Daimler Chrysler Auto Trust 2002-A......................   2.90     12/06/04         805,720
     700    Ford Credit Auto Owner Trust 2001-B.....................   5.12     10/15/04         715,525
     700    Ford Credit Auto Owner Trust 2002-B.....................   2.97     06/15/04         704,350
     710    Harley-Davidson Motorcycle Trust........................   3.02     09/15/06         715,931
     450    Honda Auto Receivables Owner Trust 2002-1...............   2.55     04/15/04         451,546
     700    Honda Auto Receivables Owner Trust 2002-2...............   2.91     09/15/04         705,222
     140    MBNA Master Credit Card Trust...........................   5.90     08/15/11         149,025
     500    National City Auto Receivables Trust 2002-A.............   3.00     01/15/05         503,625
     200    Nissan Auto Receivables Owner Trust.....................   4.80     02/15/07         207,539
     500    Nissan Auto Receivables Owner Trust 2002-B..............   3.07     08/16/04         504,145
                                                                                            ------------
                                                                                               8,401,640
                                                                                            ------------
            Financial Conglomerates (0.5%)
     700    Capital Auto Receivables Asset Trust 2002-2.............   2.89     04/15/04         704,396
                                                                                            ------------
            Total Asset-Backed Securities (Cost $9,005,992)..............................      9,106,036
                                                                                            ------------
            Short-Term Investments (3.3%)
            U.S. Government Obligation (a) (0.1%)
     100    U.S. Treasury Bill** (Cost $99,598).....................   1.88     10/17/02          99,598
                                                                                            ------------
            Repurchase Agreement (3.2%)
   5,020    Joint repurchase agreement account (dated 07/31/02;        1.84     08/01/02       5,020,000
              proceeds $5,020,257) (b) (Cost $5,020,000)............
                                                                                            ------------
            Total Short-Term Investments (Cost $5,119,598)...............................      5,119,598
                                                                                            ------------

            Total Investments (Cost $166,853,680) (c)...................           107.3%    167,188,136
            Liabilities in Excess of Other Assets.......................            (7.3)    (11,424,964)
                                                                                   -----    ------------
            Net Assets..................................................           100.0%   $155,763,172
                                                                                   =====    ============

---------------------

    ADR  American Depository Receipt.
    *    Resale is restricted to qualified institutional investors.
    ** Some or all of these securities have been segregated in connection with securities purchased on a forward commitment basis and open futures contracts.
    *** Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;
         the actual principal amount and maturity date will be determined upon settlement.
    (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b) Collateralized by federal agency and U.S. Treasury obligations.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,944,888 and the aggregate gross unrealized depreciation is $6,610,432, resulting in net unrealized appreciation of $334,456.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

Futures Contracts Open at July 31, 2002:

NUMBER OF                DESCRIPTION/DELIVERY       UNDERLYING FACE        UNREALIZED
CONTRACTS   LONG/SHORT      MONTH AND YEAR          AMOUNT AT VALUE       DEPRECIATION
---------   ----------   ---------------------   ----------------------   -------------
   104         Short     U.S. Treasury Notes          $(11,474,126)         $(37,491)
                            September/2002
     7         Long      U.S. Treasury Futures             774,266            (1,341)
                            September/2002
    11         Short     U.S. Treasury Bonds            (1,165,313)          (12,856)
                            September/2002
                                                                            --------
                          Total Unrealized Depreciation................     $(51,688)
                                                                            ========

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $166,853,680).......................................  $167,188,136
Receivable for:
    Investments sold........................................     1,913,037
    Interest................................................     1,449,066
    Shares of beneficial interest sold......................       562,864
    Dividends...............................................       112,700
Prepaid expenses............................................        65,680
                                                              ------------
    Total Assets............................................   171,291,483
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................    15,035,369
    Shares of beneficial interest redeemed..................       151,114
    Distribution fee........................................       135,309
    Investment management fee...............................        83,125
    Variation margin........................................        80,751
Accrued expenses and other payables.........................        42,643
                                                              ------------
    Total Liabilities.......................................    15,528,311
                                                              ------------
    Net Assets..............................................  $155,763,172
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $159,284,373
Net unrealized appreciation.................................       282,768
Dividends in excess of net investment income................      (217,073)
Accumulated net realized loss...............................    (3,586,896)
                                                              ------------
    Net Assets..............................................  $155,763,172
                                                              ============
Class A Shares:
Net Assets..................................................    $4,029,059
Shares Outstanding (unlimited authorized, $.01 par value)...       341,864
    Net Asset Value Per Share...............................        $11.79
                                                              ============
    Maximum Offering Price Per Share
      (net asset value plus 5.54% of net asset value).......        $12.44
                                                              ============
Class B Shares:
Net Assets..................................................  $118,376,176
Shares Outstanding (unlimited authorized, $.01 par value)...    10,081,800
    Net Asset Value Per Share...............................        $11.74
                                                              ============
Class C Shares:
Net Assets..................................................   $32,782,638
Shares Outstanding (unlimited authorized, $.01 par value)...     2,788,207
    Net Asset Value Per Share...............................        $11.76
                                                              ============
Class D Shares:
Net Assets..................................................      $575,299
Shares Outstanding (unlimited authorized, $.01 par value)...        48,926
    Net Asset Value Per Share...............................        $11.76
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2002 (unaudited)

Net Investment Income:

Income
Interest....................................................  $ 2,489,263
Dividends (net of $1,710 foreign withholding tax)...........      550,505
                                                              -----------
    Total Income............................................    3,039,768
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................        3,611
Distribution fee (Class B shares)...........................      558,999
Distribution fee (Class C shares)...........................      169,419
Investment management fee...................................      447,231
Transfer agent fees and expenses............................       76,252
Professional fees...........................................       29,047
Shareholder reports and notices.............................       18,719
Registration fees...........................................       18,282
Trustees' fees and expenses.................................        6,180
Custodian fees..............................................        5,863
Other.......................................................        6,720
                                                              -----------
    Total Expenses..........................................    1,340,323
                                                              -----------
    Net Investment Income...................................    1,699,445
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
    Investments.............................................     (313,758)
    Futures contracts.......................................      586,921
                                                              -----------
    Net Realized Gain.......................................      273,163
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (7,252,153)
    Futures contracts.......................................      (11,000)
                                                              -----------
    Net Depreciation........................................   (7,263,153)
                                                              -----------
    Net Loss................................................   (6,989,990)
                                                              -----------
Net Decrease................................................  $(5,290,545)
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED           ENDED
                                                                JULY 31, 2002     JANUARY 31, 2002
                                                                -------------     ----------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................     $ 1,699,445       $  2,791,950
Net realized gain (loss)....................................         273,163         (2,508,985)
Net change in unrealized appreciation.......................      (7,263,153)         2,436,198
                                                                ------------       ------------
    Net Increase (Decrease).................................      (5,290,545)         2,719,163
                                                                ------------       ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................         (53,206)           (88,927)
Class B shares..............................................      (1,509,742)        (2,077,363)
Class C shares..............................................        (451,703)          (812,339)
Class D shares..............................................          (8,549)            (7,664)
                                                                ------------       ------------
    Total Dividends.........................................      (2,023,200)        (2,986,293)
                                                                ------------       ------------

Net increase from transactions in shares of beneficial
  interest..................................................      25,086,578         66,099,481
                                                                ------------       ------------

    Net Increase............................................      17,772,833         65,832,351
Net Assets:
Beginning of period.........................................     137,990,339         72,157,988
                                                                ------------       ------------
End of Period
(Including dividends in excess of net investment income of
$217,073 and undistributed net investment income of
$106,682, respectively).....................................    $155,763,172       $137,990,339
                                                                ============       ============

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund seeks to achieve its objective by investing in investment grade fixed income securities and, to a lesser extent, common stock of companies which have a record of paying dividends and have the potential for increasing dividends and securities convertible into common stock. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 2002, the Agreement was amended to reduce the annual rate to 0.575% of the portion of the daily net assets exceeding $500 million.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,429,385 at July 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $181,647 and $2,946, respectively and received $55,672 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2002, aggregated $111,328,199 and $66,209,644, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $77,570,430 and $57,053,005, respectively.

For the six months ended July 31, 2002, the Fund incurred brokerage commissions of $15,345 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $4,900.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             JULY 31, 2002             JANUARY 31, 2002
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................     200,208   $  2,438,597    1,161,932   $ 14,341,236
Reinvestment of dividends............................       2,865         34,615        5,677         68,275
Redeemed.............................................     (40,592)      (494,251)  (1,152,734)   (14,237,931)
                                                       ----------   ------------   ----------   ------------
Net increase - Class A...............................     162,481      1,978,961       14,875        171,580
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................   3,963,146     47,902,282    6,944,503     85,297,007
Reinvestment of dividends............................      86,407      1,043,218      114,892      1,376,003
Redeemed.............................................  (2,249,778)   (27,064,868)  (2,474,502)   (30,396,494)
                                                       ----------   ------------   ----------   ------------
Net increase - Class B...............................   1,799,775     21,880,632    4,584,893     56,276,516
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................     393,579      4,796,222    1,219,635     15,024,513
Reinvestment of dividends............................      30,696        371,145       56,854        682,383
Redeemed.............................................    (339,535)    (4,044,383)    (524,208)    (6,441,514)
                                                       ----------   ------------   ----------   ------------
Net increase - Class C...............................      84,740      1,122,984      752,281      9,265,382
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................      21,723        263,529       44,074        540,000
Reinvestment of dividends............................         509          6,139          506          6,069
Redeemed.............................................     (13,530)      (165,667)     (12,997)      (160,066)
                                                       ----------   ------------   ----------   ------------
Net increase - Class D...............................       8,702        104,001       31,583        386,003
                                                       ----------   ------------   ----------   ------------
Net increase in Fund.................................   2,055,698   $ 25,086,578    5,383,632   $ 66,099,481
                                                       ==========   ============   ==========   ============

6. Federal Income Tax Status

At January 31, 2002, the Fund had a net capital loss carryover of approximately $138,000 which will be available through January 31, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,367,000 during fiscal 2002.

Morgan Stanley Balanced Income Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

As of January 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and amortization of premiums on debt securities.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in futures with respect to financial instruments and interest rate indexes ("futures contracts").

These future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At July 31, 2002, the Fund had outstanding futures contracts.

Morgan Stanley Balanced Income Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                            FOR THE SIX             FOR THE YEAR ENDED JANUARY 31,           JULY 28, 1997*
                                           MONTHS ENDED       -------------------------------------------       THROUGH
                                           JULY 31, 2002       2002        2001        2000        1999     JANUARY 31, 1998
                                           -------------      -------     -------     -------     -------   ----------------
                                            (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.....      $12.35          $12.42      $11.80      $12.75      $12.41        $12.42
                                               ------          ------      ------      ------      ------        ------

Income (loss) from investment operations:
    Net investment income++..............        0.18            0.43        0.47        0.47        0.46          0.25
    Net realized and unrealized gain
      (loss).............................       (0.53)          (0.06)       0.94       (0.69)       0.87          0.32
                                               ------          ------      ------      ------      ------        ------

Total income (loss) from investment
  operations.............................       (0.35)           0.37        1.41       (0.22)       1.33          0.57
                                               ------          ------      ------      ------      ------        ------

Less dividends and distributions from:
    Net investment income................       (0.21)          (0.44)      (0.47)      (0.47)      (0.47)        (0.26)
    Net realized gain....................          --              --       (0.32)      (0.26)      (0.52)        (0.32)
                                               ------          ------      ------      ------      ------        ------

Total dividends and distributions........       (0.21)          (0.44)      (0.79)      (0.73)      (0.99)        (0.58)
                                               ------          ------      ------      ------      ------        ------

Net asset value, end of period...........      $11.79          $12.35      $12.42      $11.80      $12.75        $12.41
                                               ======          ======      ======      ======      ======        ======

Total Return+............................       (2.90)%(1)       3.13%      12.66%      (1.84)%     11.11%         4.60%(1)

Ratios to Average Net Assets:
Expenses.................................        1.07 %(2)(3)    1.16%(3)    1.20%(3)    1.20%(3)    1.23%(3)      1.43%(2)

Net investment income....................        3.01 %(2)(3)    3.44%(3)    3.97%(3)    3.82%(3)    3.73%(3)      3.92%(2)

Supplemental Data:
Net assets, end of period, in
  thousands..............................      $4,029          $2,216      $2,043      $2,187      $5,448        $  903

Portfolio turnover rate..................          47 %(1)         99%         21%         35%         32%           21%

---------------------

     * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                FOR THE PERIOD
                                             FOR THE SIX               FOR THE YEAR ENDED JANUARY 31            JULY 28, 1997*
                                            MONTHS ENDED       ---------------------------------------------       THROUGH
                                            JULY 31, 2002        2002        2001        2000        1999      JANUARY 31, 1998
                                            -------------      ---------   ---------   ---------   ---------   ----------------
                                             (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period......      $12.31           $12.39      $11.77      $12.74      $12.41          $12.42
                                                ------           ------      ------      ------      ------          ------

Income (loss) from investment operations:
    Net investment income++...............        0.14             0.34        0.37        0.38        0.38            0.20
    Net realized and unrealized gain
      (loss)..............................       (0.55)           (0.07)       0.95       (0.71)       0.85            0.33
                                                ------           ------      ------      ------      ------          ------

Total income (loss) from investment
  operations..............................       (0.41)            0.27        1.32       (0.33)       1.23            0.53
                                                ------           ------      ------      ------      ------          ------

Less dividends and distributions from:
    Net investment income.................       (0.16)           (0.35)      (0.38)      (0.38)      (0.38)          (0.22)
    Net realized gain.....................          --               --       (0.32)      (0.26)      (0.52)          (0.32)
                                                ------           ------      ------      ------      ------          ------

Total dividends and distributions.........       (0.16)           (0.35)      (0.70)      (0.64)      (0.90)          (0.54)
                                                ------           ------      ------      ------      ------          ------

Net asset value, end of period............      $11.74           $12.31      $12.39      $11.77      $12.74          $12.41
                                                ======           ======      ======      ======      ======          ======

Total Return+.............................       (3.35)%(1)        2.32%      11.82%      (2.69)%     10.32%           4.19%(1)

Ratios to Average Net Assets:
Expenses..................................        1.82 %(2)(3)     1.91%(3)    2.00%(3)    1.95%(3)    1.99%(3)        2.16%(2)

Net investment income.....................        2.26 %(2)(3)     2.68%(3)    3.17%(3)    3.07%(3)    2.97%(3)        3.15%(2)

Supplemental Data:
Net assets, end of period, in thousands...    $118,376         $101,957     $45,803     $56,827     $56,919         $34,021

Portfolio turnover rate...................          47 %(1)          99%         21%         35%         32%             21%

---------------------

     * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund

FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                        FOR THE YEAR ENDED JANUARY 31
                                              MONTHS ENDED       ----------------------------------------------------------------
                                              JULY 31, 2002        2002          2001          2000          1999         1998*
                                              -------------      --------      --------      --------      --------      --------
                                               (unaudited)
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period........      $12.33          $12.41        $11.78        $12.74        $12.41        $11.57
                                                  ------          ------        ------        ------        ------        ------

Income (loss) from investment operations:
    Net investment income++.................        0.14            0.33          0.38          0.38          0.38          0.42
    Net realized and unrealized gain
      (loss)................................       (0.55)          (0.05)         0.95         (0.70)         0.85          1.23
                                                  ------          ------        ------        ------        ------        ------

Total income (loss) from investment
  operations................................       (0.41)           0.28          1.33         (0.32)         1.23          1.65
                                                  ------          ------        ------        ------        ------        ------

Less dividends and distributions from:
    Net investment income...................       (0.16)          (0.36)        (0.38)        (0.38)        (0.38)        (0.40)
    Net realized gain.......................          --              --         (0.32)        (0.26)        (0.52)        (0.41)
                                                  ------          ------        ------        ------        ------        ------

Total dividends and distributions...........       (0.16)          (0.36)        (0.70)        (0.64)        (0.90)        (0.81)
                                                  ------          ------        ------        ------        ------        ------

Net asset value, end of period..............      $11.76          $12.33        $12.41        $11.78        $12.74        $12.41
                                                  ======          ======        ======        ======        ======        ======

Total Return+...............................       (3.36)%(1)       2.32%        11.89%        (2.62)%       10.32%        14.42%

Ratios to Average Net Assets:
Expenses....................................        1.82 %(2)(3)    1.91%(3)      1.94%(3)      1.95%(3)      1.94%(3)      2.07%

Net investment income.......................        2.26 %(2)(3)    2.68%(3)      3.23%(3)      3.07%(3)      3.02%(3)      3.30%

Supplemental Data:
Net assets, end of period, in thousands.....     $32,783         $33,321       $24,205       $29,535       $35,291       $30,402

Portfolio turnover rate.....................          47 %(1)         99%           21%           35%           32%           21%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Investment Advisors Inc. serves as
         Investment Manager ("Morgan Stanley Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July
         28, 1997 which were acquired in exchange for shares of a Morgan Stanley Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Annualized.
    (2)  Not annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Balanced Income Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                        FOR THE PERIOD
                                        FOR THE SIX            FOR THE YEAR ENDED JANUARY 31            JULY 28, 1997*
                                       MONTHS ENDED     --------------------------------------------        THROUGH
                                       JULY 31, 2002      2002        2001        2000        1999     JANUARY 31, 1998
                                       -------------    --------    --------    --------    --------   -----------------
                                        (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
  period.............................     $12.33         $12.40      $11.79      $12.75      $12.42         $12.42
                                          ------         ------      ------      ------      ------         ------

Income (loss) from investment
  operations:
    Net investment income++..........       0.20           0.45        0.50        0.50        0.48           0.26
    Net realized and unrealized gain
      (loss).........................      (0.55)         (0.05)       0.93       (0.70)       0.87           0.33
                                          ------         ------      ------      ------      ------         ------

Total income (loss) from investment
  operations.........................      (0.35)          0.40        1.43       (0.20)       1.35           0.59
                                          ------         ------      ------      ------      ------         ------

Less dividends and distributions
  from:
    Net investment income............      (0.22)         (0.47)      (0.50)      (0.50)      (0.50)         (0.27)
    Net realized gain................         --             --       (0.32)      (0.26)      (0.52)         (0.32)
                                          ------         ------      ------      ------      ------         ------

Total dividends and distributions....      (0.22)         (0.47)      (0.82)      (0.76)      (1.02)         (0.59)
                                          ------         ------      ------      ------      ------         ------

Net asset value, end of period.......     $11.76         $12.33      $12.40      $11.79      $12.75         $12.42
                                          ======         ======      ======      ======      ======         ======

Total Return+........................      (2.88)%(1)      3.37%      12.88%      (1.63)%     11.27%          4.79%(1)

Ratios to Average Net Assets:
Expenses.............................       0.82 %(2)(3)   0.91%(3)    1.00%(3)    0.95%(3)    0.99%(3)       1.16%(2)

Net investment income................       3.26 %(2)(3)   3.68%(3)    4.17%(3)    4.07%(3)    3.97%(3)       4.15%(2)

Supplemental Data:
Net assets, end of period, in
 thousands...........................       $575           $496        $107      $1,546      $1,679            $10

Portfolio turnover rate..............         47 %(1)        99%         21%         35%         32%            21%

---------------------

     *   The date shares were first issued.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
BALANCED INCOME FUND

Semiannual Report
July 31, 2002

38400RPT-7969102-AP-9/02